OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.4%
Aerospace & Defense 0.7%
L-3 Communications Corp.
10/15/19	5.200%	$6,160,000	$6,625,487
Lockheed Martin Corp.
11/23/18	1.850%	6,325,000	6,350,192
Total			12,975,679
Automotive 0.5%
Ford Motor Credit Co. LLC
01/16/18	2.375%	8,500,000	8,537,953
Banking 11.5%
American Express Credit Corp. (a)
03/18/19	1.543%	7,000,000	7,013,356
BB&T Corp. (a)
05/01/19	1.416%	7,000,000	7,009,828
Bank of America Corp. (a)
04/01/19	1.868%	18,500,000	18,574,906
Bank of Montreal (a)
12/12/19	1.553%	7,330,000	7,338,708
Bank of New York Mellon Corp. (The) (a)
05/22/18	1.296%	7,055,000	7,065,590
Bank of Nova Scotia (The) (a)
12/05/19	1.562%	6,380,000	6,387,937
Barclays Bank PLC (a)
02/17/17	1.486%	6,800,000	6,803,234
Bear Stearns Companies LLC (The)
02/01/18	7.250%	13,000,000	13,757,094
Capital One NA (a)
02/05/18	1.561%	7,500,000	7,514,813
Citigroup, Inc.
12/07/18	2.050%	12,350,000	12,348,617
Discover Bank
06/04/20	3.100%	6,327,000	6,401,203
Fifth Third Bank
02/28/18	1.450%	6,000,000	5,986,332
Goldman Sachs Group, Inc. (The) (a)
04/23/20	2.042%	12,000,000	12,107,928
HSBC USA, Inc.
08/07/18	2.000%	7,050,000	7,048,188
Huntington National Bank (The)
06/30/18	2.000%	6,000,000	6,002,592
ING Bank NV (a)(b)
03/22/19	2.126%	6,500,000	6,581,328
KeyBank NA
08/22/19	1.600%	5,000,000	4,937,330
Lloyds Bank PLC
03/28/17	4.200%	6,850,000	6,896,936

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Manufacturers & Traders Trust Co.
01/30/19	2.300%	$5,000,000	$5,036,885
Morgan Stanley
04/01/18	6.625%	11,000,000	11,632,808
PNC Bank NA
01/28/19	2.200%	8,035,000	8,077,312
Regions Financial Corp.
02/08/21	3.200%	6,000,000	6,084,900
Royal Bank of Canada (a)
04/15/19	1.590%	7,000,000	7,029,505
Toronto-Dominion Bank (The)
01/22/19	1.950%	6,700,000	6,710,318
U.S. Bancorp (a)
11/15/18	1.396%	7,500,000	7,516,260
Wells Fargo & Co. (a)
04/23/18	1.512%	9,000,000	9,034,155
Westpac Banking Corp. (a)
12/01/17	1.301%	7,000,000	7,007,189
Total			217,905,252
Cable and Satellite 0.7%
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	5,362,000	5,594,614
NBCUniversal Enterprise, Inc. (a)(b)
04/15/18	1.565%	7,000,000	7,043,057
Total			12,637,671
Chemicals 0.6%
Eastman Chemical Co.
01/15/20	2.700%	5,000,000	5,029,250
LyondellBasell Industries NV
04/15/19	5.000%	6,350,000	6,709,740
Total			11,738,990
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
11/13/18	1.800%	5,000,000	5,000,050
John Deere Capital Corp. (a)
01/16/18	1.170%	5,394,000	5,399,324
Total			10,399,374
Diversified Manufacturing 1.2%
General Electric Co. (a)
04/15/20	1.680%	10,219,000	10,377,200
Honeywell International, Inc.
10/30/19	1.400%	5,500,000	5,449,142
United Technologies Corp
11/01/19	1.500%	6,000,000	5,955,804
Total			21,782,146

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 2.5%
Dominion Resources, Inc.
06/15/18	1.900%	$5,740,000	$5,742,996
Duke Energy Corp.
08/15/17	1.625%	5,000,000	5,008,070
Emera US Finance LP (b)
06/15/19	2.150%	4,800,000	4,795,215
Exelon Corp.
06/15/20	2.850%	5,000,000	5,053,375
Nevada Power Co.
08/01/18	6.500%	4,143,000	4,455,241
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	5,000,000	5,038,060
Southern Co. (The)
07/01/19	1.850%	6,000,000	5,981,424
TransAlta Corp.
06/03/17	1.900%	6,000,000	5,970,000
WEC Energy Group, Inc.
06/15/18	1.650%	5,000,000	4,995,405
Total			47,039,786
Food and Beverage 2.0%
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	9,250,000	9,263,274
Constellation Brands, Inc.
11/15/19	3.875%	5,000,000	5,175,250
Diageo Capital PLC
05/11/17	1.500%	3,940,000	3,945,792
General Mills, Inc.
02/15/19	5.650%	4,000,000	4,300,572
Kraft Heinz Foods Co.
07/02/18	2.000%	5,000,000	5,001,125
Molson Coors Brewing Co.
07/15/19	1.450%	2,860,000	2,817,815
PepsiCo, Inc. (a)
02/22/19	1.506%	7,000,000	7,054,824
Total			37,558,652
Health Care 1.1%
Becton Dickinson and Co.
12/15/19	2.675%	4,404,000	4,468,347
Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,625,696
Express Scripts Holding Co.
06/15/19	2.250%	5,000,000	4,999,435
McKesson Corp.
03/10/17	1.292%	4,000,000	4,000,964

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Medtronic, Inc.
03/15/20	2.500%	$5,000,000	$5,055,955
Total			21,150,397
Healthcare Insurance 0.6%
Aetna, Inc.
06/07/19	1.900%	5,500,000	5,487,388
UnitedHealth Group, Inc.
02/15/19	1.700%	5,560,000	5,543,287
Total			11,030,675
Independent Energy 0.6%
Canadian Natural Resources Ltd.
05/15/17	5.700%	5,668,000	5,752,380
Woodside Finance Ltd. (b)
03/01/19	8.750%	4,326,000	4,873,351
Total			10,625,731
Integrated Energy 0.5%
BP Capital Markets PLC (a)
05/10/19	1.422%	6,277,000	6,278,155
Petro-Canada
05/15/18	6.050%	2,300,000	2,430,649
Total			8,708,804
Life Insurance 1.2%
American International Group, Inc.
07/16/19	2.300%	6,000,000	6,028,320
MetLife Global Funding I (b)
01/10/18	1.500%	2,140,000	2,140,351
Metropolitan Life Global Funding I (b)
04/14/20	2.000%	3,970,000	3,925,306
Principal Life Global Funding II (b)
04/18/19	1.500%	5,400,000	5,330,151
Prudential Financial, Inc.
08/15/18	2.300%	5,000,000	5,041,830
Total			22,465,958
Media and Entertainment 0.6%
21st Century Fox America, Inc.
08/15/20	5.650%	4,090,000	4,520,583
Scripps Networks Interactive, Inc.
11/15/19	2.750%	6,000,000	6,085,092
Thomson Reuters Corp.
10/15/19	4.700%	637,000	676,333
Total			11,282,008

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.3%
Vale Overseas Ltd.
01/11/22	4.375%	$6,000,000	$5,895,000
Midstream 1.5%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	6,445,000	6,565,470
Enterprise Products Operating LLC
10/15/19	2.550%	2,825,000	2,853,829
Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	7,375,719
Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	6,085,000	6,091,371
Williams Partners LP
03/15/22	3.600%	6,000,000	6,031,746
Total			28,918,135
Natural Gas 0.6%
NiSource Finance Corp.
01/15/19	6.800%	5,144,000	5,614,933
Southern California Gas Co.
06/15/18	1.550%	5,500,000	5,504,131
Total			11,119,064
Oil Field Services —%
Noble Holding International Ltd.
08/01/20	4.900%	603,000	612,045
Pharmaceuticals 2.8%
AbbVie, Inc.
05/14/20	2.500%	5,000,000	5,001,305
Actavis Funding SCS
06/15/19	2.450%	5,000,000	5,021,170
Amgen, Inc.
05/22/19	2.200%	5,000,000	5,038,595
Gilead Sciences, Inc.
09/04/18	1.850%	5,000,000	5,018,875
Johnson & Johnson (a)
03/01/19	1.201%	7,000,000	7,025,683
Merck & Co, Inc.
05/18/18	1.300%	5,054,000	5,048,754
Pfizer, Inc.
12/15/19	1.700%	7,000,000	6,993,399
Roche Holdings, Inc. (a)(b)
09/30/19	1.338%	6,000,000	6,005,340
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	8,265,000	8,160,216
Total			53,313,337

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 1.3%
Berkshire Hathaway Finance Corp. (a)
03/15/19	1.653%	$7,000,000	$7,089,852
CNA Financial Corp.
11/15/19	7.350%	3,853,000	4,369,776
Chubb INA Holdings, Inc.
02/15/17	5.700%	4,000,000	4,019,518
Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	4,500,000	4,842,360
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,000,000	4,364,456
Total			24,685,962
Refining 0.3%
Marathon Petroleum Corp.
12/14/18	2.700%	5,260,000	5,330,026
Retail REIT 0.6%
Kimco Realty Corp.
02/01/18	4.300%	5,500,000	5,611,083
Simon Property Group LP
02/01/19	2.200%	6,000,000	6,048,792
Total			11,659,875
Retailers 0.7%
CVS Health Corp.
07/20/18	1.900%	6,350,000	6,374,403
Lowes Companies, Inc. (a)
09/10/19	1.373%	6,500,000	6,516,075
Total			12,890,478
Technology 1.5%
Apple, Inc. (a)
05/06/19	1.181%	7,500,000	7,530,727
Cisco Systems, Inc. (a)
03/01/19	1.431%	7,000,000	7,039,949
Hewlett Packard Enterprise Co. (a)(b)
10/15/20	3.600%	6,000,000	6,103,884
Oracle Corp. (a)
01/15/19	1.460%	7,000,000	7,057,085
Total			27,731,645
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	6,000,000	6,216,840
Wirelines 1.7%
AT&T, Inc.
03/15/20	5.200%	5,275,000	5,670,926

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
06/30/20	2.450%	$5,000,000	$4,965,160
Deutsche Telekom International Finance BV
08/20/18	6.750%	5,133,000	5,535,104
Orange SA
07/08/19	5.375%	4,000,000	4,310,532
Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,057,524
Verizon Communications, Inc.
02/21/20	2.625%	8,250,000	8,329,150
Total			32,868,396
Total Corporate Bonds & Notes (Cost: $686,256,607)			$687,079,879

Residential Mortgage-Backed Securities - Agency 4.5%
Federal Home Loan Mortgage Corp.
03/01/17- 10/01/21	6.000%	335,908	355,231
04/01/17	6.500%	35,847	35,958
09/01/17- 09/01/22	5.500%	2,171,965	2,293,841
11/01/17- 07/01/25	5.000%	2,704,838	2,889,515
03/01/19- 10/01/24	4.500%	1,413,065	1,493,695
06/01/21- 09/01/26	3.500%	690,982	721,622
05/01/24- 07/01/26	4.000%	2,504,826	2,636,724
03/01/31	3.000%	12,267,526	12,597,968
Federal Home Loan Mortgage Corp. (a)
03/01/34	2.917%	251,677	266,962
07/01/36	2.985%	8,118	8,557
08/01/36	2.937%	123,029	131,069
12/01/36	3.265%	33,041	34,434
Federal National Mortgage Association
06/01/17- 08/01/17	6.000%	247,221	248,513
11/01/17- 01/01/24	5.500%	4,273,657	4,578,522
07/01/22- 08/01/24	5.000%	1,647,269	1,759,309
03/01/24- 02/01/27	4.000%	5,493,253	5,797,216
12/01/25- 09/01/26	3.500%	24,318	25,371
01/01/30- 03/01/31	3.000%	46,556,570	47,817,691
Federal National Mortgage Association (a)
07/01/33	2.663%	28,909	29,183
04/01/36	3.080%	45,143	47,769
09/01/37	3.033%	36,645	37,576
CMO Series 2003-W11 Class A1
06/25/33	4.260%	22,683	23,731

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (c)
CMO PO Series G-15 Class A
06/25/21	0.000%	$2,889	$2,817
Federal National Mortgage Association (d)
10/01/24	5.500%	346,095	371,326
Government National Mortgage Association
09/20/21	6.000%	57,788	60,536
Government National Mortgage Association (a)
07/20/18	3.000%	20,892	21,076
03/20/30	2.000%	23,135	23,983
Total Residential Mortgage-Backed Securities - Agency (Cost: $84,853,912)			$84,310,195

Residential Mortgage-Backed Securities - Non-Agency 4.1%
AMRESCO Residential Securities Corp. Mortgage Loan Trust
CMO Series 1998-3 Class A7 (a)
07/25/28	1.236%	14,774	13,480
Bayview Opportunity Master Fund IVA Trust
CMO Series 2016-SPL1 Class A (b)
04/28/55	4.000%	4,600,000	4,737,598
COLT Mortgage Loan Trust (a)(b)
CMO Series 2016-2 Class A1
09/25/46	2.750%	5,646,699	5,676,311
COLT Mortgage Loan Trust (b)
CMO Series 2016-1 Class A1
05/25/46	3.000%	1,789,856	1,807,754
Cityscape Home Equity Loan Trust
CMO Series 1997-C Class A3 (e)(f)
07/25/28	0.000%	607,537	1
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-9R Class 12A1 (a)(b)
08/26/35	3.008%	2,087,796	2,128,229
First Alliance Mortgage Loan Trust
CMO Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	5,729	5,719
IMC Home Equity Loan Trust
CMO Series 1997-3 Class A7
08/20/28	7.080%	21	21
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2009-12 Class 9A1
05/26/36	3.058%	1,158,508	1,158,587
JPMorgan Resecuritization Trust (b)
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	1,047,878	1,060,067
Mill City Mortgage Trust (b)
CMO Series 2015-1 Class A1
06/25/56	2.230%	4,179,596	4,184,203
CMO Series 2016-1 Class A1
04/25/57	2.500%	5,326,245	5,297,862

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Mortgage Repurchase Agreement Financing Trust
CMO Series 2016-3 Class A1 (a)(b)
11/10/18	1.664%	$10,500,000	$10,500,000
Residential Funding Mortgage Securities II CMO Series 2003-HS3 Class A2B (NPFGC) (a)
08/25/33	1.046%	2,344	2,265
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-2A Class A
12/25/65	1.780%	2,538,756	2,529,172
CMO Series 2013-3A Class A
09/25/57	1.870%	5,744,825	5,708,816
Towd Point Mortgage Trust (b)
CMO Series 2015-3 Class A1B
03/25/54	3.000%	1,656,976	1,671,293
CMO Series 2015-4 Class A1
04/25/55	3.500%	5,575,611	5,721,634
CMO Series 2015-6 Class A1
04/25/55	3.500%	8,416,706	8,589,808
CMO Series 2016-2 Class A1
08/25/55	3.000%	8,716,218	8,910,921
CMO Series 2016-4 Class A1
07/25/56	2.250%	2,573,831	2,573,915
Series 2016-3 Class A1
08/25/55	2.250%	4,435,411	4,399,735
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)
12/27/46	3.223%	1,156,793	1,158,836
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $78,385,143)			$77,836,227

Commercial Mortgage-Backed Securities - Agency 9.6%
Government National Mortgage Association
Series 2011-20 Class A
04/16/32	1.883%	1,467,463	1,465,310
Series 2012-142 Class A
05/16/37	1.105%	6,662,572	6,530,961
Series 2012-4 Class A
05/16/40	2.120%	2,150,722	2,155,927
Series 2012-58 Class A
01/16/40	2.500%	10,682,497	10,752,951
Series 2012-89 Class A
01/16/36	1.537%	1,891,406	1,883,078
Series 2012-9 Class A
05/16/39	3.220%	135,957	136,087
Series 2013-118 Class AC
06/16/36	1.700%	4,241,427	4,186,257
Series 2013-12 Class A
10/16/42	1.410%	11,170,338	10,983,988
Series 2013-126 Class AB
04/16/38	1.540%	5,944,537	5,840,759
Series 2013-17 Class AF
11/16/43	1.210%	7,661,491	7,467,185

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-17 Class AH
10/16/43	1.558%	$9,550,143	$9,367,660
Series 2013-194 Class AB
05/16/38	2.250%	6,985,932	6,976,710
Series 2013-2 Class AB
12/16/42	1.600%	10,014,729	9,943,692
Series 2013-30 Class A
05/16/42	1.500%	6,537,773	6,439,996
Series 2013-32 Class AB
01/16/42	1.900%	5,412,529	5,366,502
Series 2013-33 Class A
07/16/38	1.061%	20,165,870	19,785,154
Series 2013-35 Class A
02/16/40	1.618%	6,173,663	6,060,545
Series 2013-40 Class A
10/16/41	1.511%	9,663,561	9,499,385
Series 2013-45 Class A
10/16/40	1.450%	4,472,448	4,405,665
Series 2013-50 Class AH
06/16/39	2.100%	10,418,117	10,338,109
Series 2013-57 Class A
06/16/37	1.350%	9,556,772	9,383,470
Series 2013-61 Class A
01/16/43	1.450%	10,924,306	10,668,815
Series 2014-135 Class AD
08/16/45	2.400%	2,641,362	2,636,869
Series 2015-109 Class A
02/16/40	2.528%	2,270,307	2,283,489
Series 2015-78 Class A
06/16/40	2.918%	4,887,764	4,940,405
Series 2015-85 Class AF
05/16/44	2.400%	5,168,456	5,160,318
Government National Mortgage Association (a)
CMO Series 2015-71 Class DA
09/16/49	2.160%	7,561,661	7,520,306
Total Commercial Mortgage-Backed Securities - Agency (Cost: $186,063,377)			$182,179,593

Commercial Mortgage-Backed Securities - Non-Agency 3.9%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26 Class A4
01/12/45	5.471%	2,271,087	2,275,311
Bear Stearns Commercial Mortgage Securities Trust (a)
Series 2007-PW16 Class A4
06/11/40	5.711%	3,839,296	3,843,220
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A1
05/10/58	1.501%	3,810,175	3,775,278
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	7,510,330	7,448,806

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4 (a)
12/10/49	5.812%	$4,936,362	$4,976,271
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/46	2.122%	8,455,000	8,507,833
Series 2014-CR17 Class A1
05/10/47	1.275%	1,782,568	1,778,387
GS Mortgage Securities Trust Series 2014-GC20 Class A1
04/10/47	1.343%	1,305,849	1,303,211
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A2
12/15/47	1.677%	957,653	958,773
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A2
10/15/45	1.797%	1,837,073	1,840,479
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	3,714,162	3,721,693
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A2
08/15/45	1.972%	10,873,487	10,894,929
Series 2013-C7 Class A2
02/15/46	1.863%	2,867,691	2,876,797
Series 2016-C29 Class A1
05/15/49	1.597%	4,215,554	4,190,708
SG Commercial Mortgage Securities Trust Series 2016-C5 Class A1
10/10/48	1.345%	7,202,586	7,095,015
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class A1
08/15/47	1.413%	5,120,473	5,107,352
Wells Fargo Commercial Mortgage Trust Series 2016-C33 Class A1
03/15/59	1.775%	4,014,772	4,001,011
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $75,235,262)			$74,595,074

Asset-Backed Securities - Non-Agency 20.7%
Access Group, Inc. Series 2004A Class A2 (a)
04/25/29	1.142%	3,210,048	3,187,712
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	18,487,000	18,506,567
Series 2014-5 Class A2
10/15/19	1.600%	19,500,000	19,554,421
AmeriCredit Automobile Receivables Trust Subordinated, Series 2013-4 Class B
09/10/18	1.660%	408,390	408,476

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
AmeriCredit Automobile Receivables Series 2015-4 Class A2A
04/08/19	1.260%	$2,534,769	$2,533,315
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	512,732	512,764
Series 2015-3 Class A
09/12/19	1.950%	1,009,540	1,011,156
Series 2016-1A Class A
05/12/20	2.370%	2,015,226	2,019,790
Series 2016-3 Class A
11/12/20	1.700%	14,675,303	14,664,059
Series 2016-4 Class A
06/12/20	1.500%	10,178,007	10,162,366
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	2,435,971	2,436,137
Ascentium Equipment Receivables Trust Series 2016-1A Class A2 (b)
11/13/18	1.750%	3,415,315	3,417,535
BMW Floorplan Master Owner Trust Series 2015-1A Class A (a)(b)
07/15/20	1.204%	5,205,000	5,205,000
BMW Vehicle Lease Trust Series 2016-2 Class A2
01/22/19	1.230%	2,700,000	2,699,847
CCG Receivables Trust Series 2014-1 Class A2 (b)
11/15/21	1.060%	925,429	924,382
CNH Equipment Trust Series 2016-C Class A2
02/18/20	1.260%	7,035,000	7,018,815
California Republic Auto Receivables Trust Series 2014-3 Class A3
11/15/18	1.090%	617,977	617,884
CarFinance Capital Auto Trust Series 2015-1A Class A (b)
06/15/21	1.750%	2,520,787	2,521,716
CarMax Auto Owner Trust Series 2016-4 Class A2
11/15/19	1.210%	3,700,000	3,690,905
Chesapeake Funding II LLC Series 2016-1A Class A1 (b)
03/15/28	2.110%	6,093,000	6,082,737
Chesapeake Funding LLC Series 2014-1A Class A (a)(b)
03/07/26	1.072%	6,398,686	6,375,502
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A3 (b)
07/15/21	1.640%	8,100,000	8,035,509
Conn’s Receivables Funding LLC (b)
Series 2016-A Class A
04/16/18	4.680%	1,022,931	1,025,155
Series 2016-B Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/15/18	3.730%	$4,884,125	$4,896,186
DT Auto Owner Trust (b)
Series 2015-3A Class A
03/15/19	1.660%	1,307,290	1,307,389
Series 2016-4A Class A
11/15/19	1.440%	6,523,265	6,514,884
Dell Equipment Finance Trust Series 2016-1 Class A2 (b)
09/24/18	1.430%	2,350,000	2,346,881
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	2,469,679	2,452,502
Drive Auto Receivables Trust (b)
Series 2016-AA Class A3
05/15/19	2.110%	4,174,032	4,175,788
Series 2016-CA Class A2
01/15/19	1.410%	8,135,000	8,134,897
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.732%	1,144,927	1,146,055
Enterprise Fleet Financing LLC (b)
Series 2015-1 Class A2
09/20/20	1.300%	9,216,108	9,209,425
Series 2015-2 Class A2
02/22/21	1.590%	3,789,058	3,785,066
Series 2016-1 Class A2
09/20/21	1.830%	5,394,530	5,398,971
Series 2016-2 Class A2
02/22/22	1.740%	3,700,000	3,690,910
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	209,858	209,778
Series 2015-1A Class A
06/17/19	1.600%	1,020,547	1,020,614
Series 2015-2A Class A
11/15/19	1.540%	1,253,764	1,253,872
Series 2015-3A Class A
03/16/20	2.000%	3,549,557	3,555,498
Series 2016-1A Class A
07/15/20	2.350%	2,874,782	2,877,467
Series 2016-3A Class A
11/16/20	1.840%	3,569,745	3,559,675
First Investors Auto Owner Trust (b)
Series 2015-1A Class A3
11/16/20	1.710%	3,430,000	3,431,277
Series 2015-2A Class A1
12/16/19	1.590%	1,180,644	1,181,302
Flagship Credit Auto Trust Series 2016-3 Class A1 (b)
12/15/19	1.610%	3,993,512	3,987,866
Ford Credit Floorplan Master Owner Trust A Series 2016-5 Class 1A
11/15/21	1.950%	7,400,000	7,398,528
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (a)(b)
05/15/20	1.204%	4,940,000	4,942,826
Hertz Fleet Lease Funding LP (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-3 Class A
12/10/27	1.214%	$2,046,296	$2,046,654
Series 2014-1 Class A
04/10/28	1.064%	3,795,974	3,796,438
Hertz Fleet Lease Funding LP (b)
Series 2016-1 Class A2
04/10/30	1.960%	3,000,000	2,989,761
Hertz Vehicle Financing LLC Series 2016-3A Class A (b)
07/25/20	2.270%	6,150,000	6,084,721
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	5,008,769	4,987,142
Series 2014-AA Class A
11/25/26	1.770%	5,392,248	5,292,724
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2 (b)
03/15/21	1.810%	5,000,000	4,984,780
MMAF Equipment Finance LLC Series 2016-AA Class A1 (b)
05/15/17	0.750%	723,845	723,596
MVW Owner Trust (b)
Series 2014-1A Class A
09/22/31	2.250%	1,918,408	1,895,188
Series 2015-1A Class A
12/20/32	2.520%	3,591,289	3,566,465
Series 2016-1A Class A
12/20/33	2.250%	5,462,658	5,353,702
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	1.097%	784,211	782,148
Navient Private Education Loan Trust Series 2015-AA Class A1 (a)(b)
12/15/21	1.204%	1,112,061	1,111,509
Navient Student Loan Trust Series 2016-3A Class A1 (a)(b)
06/25/65	1.356%	2,334,580	2,338,281
Navitas Equipment Receivables LLC Series 2016-1 Class A2 (b)
06/15/21	2.200%	4,058,000	4,051,106
New York City Tax Lien Trust (b)
Series 2015-A Class A
11/10/28	1.340%	558,593	555,877
Series 2016-A Class A
11/10/29	1.470%	2,508,365	2,492,318
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (b)
01/15/21	2.040%	1,609,461	1,611,255
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	1,095,767	1,088,417
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	1.498%	269,163	269,031

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Prestige Auto Receivables Trust Series 2016-1A Class A3 (b)
06/15/20	1.990%	$4,250,000	$4,262,044
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	1.403%	841,414	839,979
Series 2004-B Class A2
06/15/21	1.163%	710,256	709,189
SLM Private Education Loan Trust (a)(b)
Series 2012-A Class A1
08/15/25	2.104%	218,068	218,247
Series 2013-A Class A1
08/15/22	1.304%	943,726	943,575
Series 2013-B Class A1
07/15/22	1.354%	4,021,385	4,016,481
Series 2013-C Class A1
02/15/22	1.554%	169,277	169,277
Series 2014-A Class A1
07/15/22	1.304%	1,028,557	1,028,065
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	5,875,000	6,007,032
SLM Student Loan Trust (a)
Series 2005-4 Class A3
01/25/27	1.002%	6,402,427	6,334,785
Series 2012-6 Class A2
09/25/19	1.036%	1,016,505	1,016,322
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	1.243%	201,317	201,050
Series 2004-8A Class A5
04/25/24	1.382%	11,529,119	11,532,131
SMART ABS Series Trust Series 2015-3US Class A2B (a)
04/16/18	1.445%	4,160,993	4,160,367
SMART ABS Trust Series 2014-1US Class A3B (a)
02/14/18	1.095%	753,407	753,143
SMB Private Education Loan Trust Series 2015-B Class A1 (a)(b)
02/15/23	1.404%	1,313,823	1,313,978
SVO VOI Mortgage LLC Series 2012-AA Class A (b)
09/20/29	2.000%	1,110,208	1,097,319
Santander Drive Auto Receivables Trust
Series 2015-1 Class A3
02/15/19	1.270%	2,131,344	2,131,055
Series 2016-3 Class A2
11/15/19	1.340%	5,380,000	5,372,710
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2012-1A Class A
11/20/28	2.840%	1,374,648	1,374,685
Series 2012-3A Class A
08/20/29	1.870%	562,926	562,529
Sierra Timeshare Receivables Funding LLC (b)
Series 2013-1A Class A
11/20/29	1.590%	886,389	884,329

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2016-3A Class A
10/20/33	2.430%	$7,138,755	$7,019,176
SoFi Professional Loan Program LLC (b)
Series 2016-B Class A2A
03/25/31	1.680%	2,597,832	2,592,644
Series 2016-C Class A2A
05/26/31	1.480%	3,840,332	3,829,264
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	1.376%	299,192	299,192
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	2,588,748	2,555,131
TCF Auto Receivables Owner Trust (b)
Series 2015-2A Class A2
01/15/19	1.640%	2,564,101	2,562,308
Series 2016-1A Class A2
11/15/19	1.390%	5,350,000	5,342,111
Series 2016-PT1A Class A
06/15/22	1.930%	10,300,000	10,288,863
Verizon Owner Trust (b)
Series 2016-1A Class A
01/20/21	1.420%	3,600,000	3,576,279
Series 2016-2A Class A
05/20/21	1.680%	11,100,000	11,055,281
Volvo Financial Equipment LLC Series 2016-1A Class A2 (b)
10/15/18	1.440%	2,632,414	2,633,156
Wells Fargo Dealer Floorplan Master Note Trust (a)
Series 2014-2 Class A
10/20/19	1.189%	5,075,000	5,076,083
Series 2015-1 Class A
01/20/20	1.239%	3,440,000	3,445,219
Westlake Automobile Receivables Trust (b)
Series 2016-1A Class A2A
01/15/19	1.820%	1,898,715	1,899,152
Series 2016-3A Class A2
10/15/19	1.420%	6,280,000	6,267,662
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	1,639,578	1,638,379
Total Asset-Backed Securities - Non-Agency (Cost: $390,781,265)			$390,118,712

Inflation-Indexed Bonds 2.0%
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	37,296,775	37,762,351
Total Inflation-Indexed Bonds (Cost: $37,353,474)			$37,762,351

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 7.1%
U.S. Treasury
12/31/19	1.625%	$133,870,000	$134,528,908
Total U.S. Treasury Obligations (Cost: $136,851,036)			$134,528,908

U.S. Government & Agency Obligations 7.0%
Federal Farm Credit Banks (a)
03/22/18	0.779%	18,350,000	18,372,681
Federal Home Loan Banks
05/24/17	0.875%	21,650,000	21,660,933
Federal National Mortgage Association
09/18/18	1.875%	75,075,000	75,945,119
01/21/20	1.625%	15,000,000	15,044,400
Morocco Government AID Bond (a)(f)
05/01/23	1.250%	552,500	534,544
Total U.S. Government & Agency Obligations (Cost: $131,691,614)			$131,557,677

Foreign Government Obligations(g) 1.2%
Canada 0.9%
Province of Ontario
02/14/18	1.200%	8,000,000	7,981,912
Province of Quebec
05/14/18	4.625%	8,500,000	8,865,593
Total			16,847,505

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (g) (continued)
Mexico 0.3%
Petroleos Mexicanos (b)
03/13/22	5.375%	$5,000,000	$5,119,900
Total Foreign Government Obligations (Cost: $21,916,917)			$21,967,405

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
Illinois 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	8,550,000	8,602,753
Total Municipal Bonds (Cost: $8,592,360)			$8,602,753

		Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.594% (h)(i)		54,934,096	$54,934,096
Total Money Market Funds (Cost: $54,934,096)			$54,934,096

Total Investments (Cost: $1,892,915,063) (j)			$1,885,472,870(k	)
Other Assets & Liabilities, Net			1,472,656
Net Assets			$1,886,945,526

At December 31, 2016, securities totaling $267,590 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at December 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	575	USD	124,595,313	03/2017	—	(151,140)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	(215)	USD	(25,297,774)	03/2017	122,230	—

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At December 31, 2016, the value of these securities amounted to $446,670,359 or 23.67% of net assets.

(c)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2016, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $534,545, which represents 0.03% of net assets.

(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at December 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	80,067,675	628,018,898	(653,153,724)	1,247	54,934,096	141,201	54,934,096

(j)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $1,892,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,984,000
Unrealized Depreciation	(11,426,000)
Net Unrealized Depreciation	$(7,442,000)

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	687,079,879	—	687,079,879
Residential Mortgage-Backed Securities - Agency	—	84,310,195	—	84,310,195
Residential Mortgage-Backed Securities - Non-Agency	—	65,528,472	12,307,755	77,836,227
Commercial Mortgage-Backed Securities - Agency	—	182,179,593	—	182,179,593
Commercial Mortgage-Backed Securities - Non-Agency	—	74,595,074	—	74,595,074
Asset-Backed Securities - Non-Agency	—	390,118,712	—	390,118,712
Inflation-Indexed Bonds	—	37,762,351	—	37,762,351
U.S. Treasury Obligations	134,528,908	—	—	134,528,908
U.S. Government & Agency Obligations	—	131,023,133	534,544	131,557,677
Foreign Government Obligations	—	21,967,405	—	21,967,405
Municipal Bonds	—	8,602,753	—	8,602,753
Investments measured at net asset value
Money Market Funds	—	—	—	54,934,096
Total Investments	134,528,908	1,683,167,567	12,842,299	1,885,472,870
Derivatives
Assets
Futures Contracts	122,230	—	—	122,230
Liabilities
Futures Contracts	(151,140)	—	—	(151,140)
Total	134,499,998	1,683,167,567	12,842,299	1,885,443,960

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 21, 2017